NEWBUILDINGS - Narrative (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2023 vessels	Dec. 31, 2023 USD ($) vessels	Dec. 31, 2022 vessels	Dec. 31, 2021 vessels
New Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments | $		$ 0
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuild vessels		0	2	6
Number of newbuildings delivered	2	2	4	2